Shareholders' equity - Additional Information (Detail)		12 Months Ended
	Jan. 28, 2011 € / shares shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares	Dec. 31, 2015 shares € / shares	Dec. 31, 2014 shares
Disclosure of classes of share capital [line items]
Number of new share issued	16,250,000	71,415,000	70,603,000	69,919,000	69,317,000
Reverse stock split ratio description		reverse stock split 5:1
Nominal value per share | € / shares	€ 0.10
Number of preferred shares converted into ordinary shares	34,808,000	812,000	684,000	602,000
Liquidation price per share | € / shares	€ 1.00
Number of share options exercised and vested		38,286
Preferred A Shares [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares converted into ordinary shares	3,300,000
Performance shares [member]
Disclosure of classes of share capital [line items]
Number of share options exercised and vested		108,000	72,000	34,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised		200,000,000	200,000,000	200,000,000
Par value | € / shares		€ 0.10	€ 0.10	€ 0.10
Restricted shares [member] | Performance shares [member]
Disclosure of classes of share capital [line items]
Number of share options exercised and vested		800,000	500,000	400,000